Shareholders' equity - Summary of Normal Course Issuer Bid Program (Detail) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Apr. 01, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Number of common shares repurchased	7,144,408
Total consideration for common shares repurchased		$ 54.9	$ 41.7
NCIB Program [member]
Disclosure of classes of share capital [line items]
Number of common shares repurchased		7,621,387	4,484,820
Total consideration for common shares repurchased		$ 54.9	$ 41.7
Average price per share		$ 7.2	$ 9.3